Commitments and contingencies	6 Months Ended
Feb. 29, 2024
Commitments and contingencies [Abstract]
Commitments and contingencies

Note 10 — Commitments and contingencies

(a)	Capital commitments

As of February 29, 2024 and August 31, 2023, the Company did not have any capital commitment.

(b)	Contingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past caused, or to the Company’s knowledge, are reasonably possible to cause, a material change on the Company’s financial position, results of operations, or cash flow.